Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	December 31, 2018	December 31, 2017
	(in thousands)
Opening goodwill	$769,058	$616,088
Current year acquisitions	—	129,222
Prior period acquisition (note 4 (a))	1,048	1,393
Foreign exchange movement	(13,846)	22,355
Closing goodwill	$756,260	$769,058

Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The table following summarizes the Company’s assessment of the fair values of the assets acquired and liabilities assumed:

July 27, 2017
(in thousands)
Cash	19,649
Property, plant and equipment	4,872
Goodwill*	130,270
Order book	13,012
Customer list	18,392
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)
Net assets acquired	$145,776

Cash outflows	$144,131
Working capital adjustment	1,645
Total consideration	$145,776

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible. In finalizing the goodwill on acquisition of Mapi in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in other liabilities ($3.9 million), plant and equipment ($1.7 million) and accounts receivable ($1.7 million) and income taxes receivable ($1.5 million) and decreases in unbilled revenue ($4.8 million), prepayments and other current assets ($1.9 million) and other receivables ($1.0 million) and in payment on account ($2.6 million) and non-current deferred tax liability ($9.1 million). Customer list and order backlog assets were also finalized.

The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15, 2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)
Net assets acquired	$58,396

Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible. In finalizing the goodwill on acquisition of GPHS in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase to unbilled revenue ($1.1 million) and other liabilities ($1.1 million) and in a decrease to accounts receivable ($0.3 million) and accounts payable ($0.5 million). Customer list, order backlog and brand intangible asset values were also finalized.

Summary of Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Mapi acquisition if completed on January 1, 2016 would have resulted in net revenue, net income and earnings per share for the fiscal years ending December 31, 2017 and December 31, 2016 as follows:

	Year Ended
	2017	2016
	(in thousands)
Net revenue	$1,811,018	$1,750,643
Net income	$284,903	$263,101
Basic earnings per share	$5.26	$4.76
Diluted earnings per share	$5.19	$4.66
The proforma effect of the GPHS acquisition if completed on January 1, 2015 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2016 and December 31, 2015 as follows:

	Year Ended December 31,
	2016	2015
	(in thousands)
Net revenue	$1,713,245	$1,639,085
Net income	$266,148	$244,167
Basic earnings per share	$4.82	$4.16
Diluted earnings per share	$4.72	$4.05